Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,719,937,618	$ 2,383,388,309	$ 1,495,628,620
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,694,490,673	2,323,407,888	1,440,834,529
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	25,446,945	59,980,421	54,794,091
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	449,141,117	583,740,942	468,219,964
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	99,231,821	240,621,636	189,247,553
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	972,023,857	1,395,728,237	794,481,560
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,421	111,863,956
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	195,821,461	46,048,188	38,706,302
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,695,941	5,385,350	4,973,241
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	606,628,546	848,167,004	503,358,963
Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	91,769,600	148,449,252	156,170,525
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	69,153,622	77,239,047	69,011,488
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	952,362,429	1,197,669,050	767,087,644
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,421	111,863,956
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	439,671,348	580,808,947	468,594,846
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	439,640,623	580,722,599	468,417,239
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	30,725	86,348	177,607
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	439,500,320	580,496,310	468,219,964
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	140,303	226,289	197,275
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	30,725	86,348	177,607
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	296,391,618	370,279,490	258,726,545
Exploration and Production | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	79,526,182	137,931,414	141,904,248
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	63,582,520	72,285,406	67,589,171
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	171,028	312,637	374,882
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	751,381,382	1,208,012,365	705,135,235
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	727,928,413	1,150,738,488	651,854,339
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,452,969	57,273,877	53,280,896
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	63,518,907	122,981,393	112,906,272
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	678,384,156	959,816,508	572,490,831
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,421	111,863,956
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9,133,638	12,254,413	19,227,133
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	321,260	1,096,095	510,999
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	751,357,961	1,096,148,409	705,135,235
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,421	111,863,956
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,380,704	1,582,712	2,949,047
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,380,704	1,582,712	2,949,047
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,380,704	1,582,712	2,949,047
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,380,704	1,582,712	2,949,047
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	173,219,736	238,940,945
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	173,219,486	238,510,433
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	250	430,512
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,170,270	12,419,661
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,350,729	210,402,816
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	167,698,486	15,687,956
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	251	430,512
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	173,219,736	238,940,945
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	335,304,583	336,537,922	305,850,900
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	333,396,095	334,364,846	304,536,717
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,908,488	2,173,076	1,314,183
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9,640,797	3,244,632
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	31,402,341	104,994,293	76,144,006
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	292,288,972	225,508,913	221,990,729
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	63,985	617,009	6,401,982
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,908,488	2,173,075	1,314,183
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	134,750,470	237,373,418	240,012,752
Trading Companies | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	12,068,575	6,861,495	13,141,852
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	5,571,102	4,953,641	1,422,317
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	182,914,436	87,349,368	51,273,979
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	856	867	1,700
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	856	867	1,700
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	856	867	1,700
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	856	867	1,700
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18,979,009	17,504,551	13,096,892
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18,925,352	17,488,810	13,077,187
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	53,657	15,741	19,705
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18,925,352	17,488,810	13,077,187
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	53,657	15,741	19,705
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,266,722	1,573,151	4,619,666
Other Operating Subsidiary Companies | Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	174,843	3,656,343	1,124,425
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 16,537,444	$ 12,275,057	$ 7,352,801